Summary of Assets and Liabilities Measured at Fair Value on Recurring and Non-Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets at fair value
Short term investments	$ 190,376	$ 129,660
Fixed maturities	8,414,961	8,198,125
Equity securities	8,152	5,100
Separate accounts assets	1,460,380	1,342,220
Total assets at fair value	10,204,828	9,708,669
Liabilities at fair value
Separate accounts liabilities	(1,460,380)	(1,342,220)
Total liabilities at fair value	(1,552,492)	(1,428,729)
Guaranteed accumulation benefits
Liabilities at fair value
Policyholders' account balances	(4,557)	(6,724)
Guaranteed withdrawal benefits
Liabilities at fair value
Policyholders' account balances	(113)	(111)
Foreign government
Assets at fair value
Fixed maturities	22,791	28,055
All other corporate securities
Assets at fair value
Fixed maturities	6,389,746	5,886,826
Asset-backed securities ("ABS")
Assets at fair value
Fixed maturities	480,223	507,763
Commercial mortgage-backed securities ("CMBS")
Assets at fair value
Fixed maturities	187,825	381,262
Residential mortgage-backed securities ("RMBS")
Assets at fair value
Fixed maturities	133,450	183,145
Redeemable Preferred Stock
Assets at fair value
Fixed maturities	14,800
Equity indexed annuity contracts
Liabilities at fair value
Policyholders' account balances	(57,531)	(55,871)
Equity indexed life contracts
Liabilities at fair value
Policyholders' account balances	(29,911)	(23,803)
Recurring basis
Assets at fair value
Short term investments	190,376	129,660
Equity securities		5,100
Recurring basis | United States Government, Government Agencies and Authorities
Assets at fair value
Fixed maturities	409,595	501,337
Recurring basis | States, municipalities and political subdivisions
Assets at fair value
Fixed maturities	776,531	709,737
Recurring basis | Foreign government
Assets at fair value
Fixed maturities	22,791	28,055
Recurring basis | All other corporate securities
Assets at fair value
Fixed maturities	6,389,746	5,886,826
Recurring basis | Asset-backed securities ("ABS")
Assets at fair value
Fixed maturities	480,223	507,763
Recurring basis | Commercial mortgage-backed securities ("CMBS")
Assets at fair value
Fixed maturities	187,825	381,262
Recurring basis | Residential mortgage-backed securities ("RMBS")
Assets at fair value
Fixed maturities	133,450	183,145
Recurring basis | Redeemable Preferred Stock
Assets at fair value
Fixed maturities	14,800
Recurring basis | Equity Options
Assets at fair value
Other invested assets	21,045	19,090
Recurring basis | Future
Assets at fair value
Other invested assets		(141)
Recurring basis | United States Government, Government Agencies and Authorities at fair value option
Assets at fair value
Fixed maturities		14,615
Recurring basis | Fixed maturities, at fair value option
Assets at fair value
Fixed maturities	109,914
Recurring basis | Common Stock
Assets at fair value
Equity securities	8,152
Quoted prices in active markets for identical assets (Level 1)
Assets at fair value
Separate accounts assets	1,460,380	1,342,220
Total assets at fair value	1,828,760	1,588,665
Liabilities at fair value
Separate accounts liabilities	(1,460,380)	(1,342,220)
Total liabilities at fair value	(1,460,380)	(1,342,220)
Quoted prices in active markets for identical assets (Level 1) | Recurring basis
Assets at fair value
Short term investments	190,376	129,660
Quoted prices in active markets for identical assets (Level 1) | Recurring basis | United States Government, Government Agencies and Authorities
Assets at fair value
Fixed maturities	156,959	97,836
Quoted prices in active markets for identical assets (Level 1) | Recurring basis | Equity Options
Assets at fair value
Other invested assets	21,045	19,090
Quoted prices in active markets for identical assets (Level 1) | Recurring basis | Future
Assets at fair value
Other invested assets		(141)
Significant other observable inputs (Level 2)
Assets at fair value
Total assets at fair value	8,326,735	8,062,845
Liabilities at fair value
Total liabilities at fair value	(29,911)	(23,803)
Significant other observable inputs (Level 2) | Equity indexed life contracts
Liabilities at fair value
Policyholders' account balances	(29,911)	(23,803)
Significant other observable inputs (Level 2) | Recurring basis | United States Government, Government Agencies and Authorities
Assets at fair value
Fixed maturities	247,739	396,928
Significant other observable inputs (Level 2) | Recurring basis | States, municipalities and political subdivisions
Assets at fair value
Fixed maturities	776,531	709,737
Significant other observable inputs (Level 2) | Recurring basis | Foreign government
Assets at fair value
Fixed maturities	22,791	28,055
Significant other observable inputs (Level 2) | Recurring basis | All other corporate securities
Assets at fair value
Fixed maturities	6,371,395	5,867,475
Significant other observable inputs (Level 2) | Recurring basis | Asset-backed securities ("ABS")
Assets at fair value
Fixed maturities	462,290	481,628
Significant other observable inputs (Level 2) | Recurring basis | Commercial mortgage-backed securities ("CMBS")
Assets at fair value
Fixed maturities	187,825	381,262
Significant other observable inputs (Level 2) | Recurring basis | Residential mortgage-backed securities ("RMBS")
Assets at fair value
Fixed maturities	133,450	183,145
Significant other observable inputs (Level 2) | Recurring basis | Redeemable Preferred Stock
Assets at fair value
Fixed maturities	14,800
Significant other observable inputs (Level 2) | Recurring basis | United States Government, Government Agencies and Authorities at fair value option
Assets at fair value
Fixed maturities		14,615
Significant other observable inputs (Level 2) | Recurring basis | Fixed maturities, at fair value option
Assets at fair value
Fixed maturities	109,914
Significant unobservable inputs (Level 3)
Assets at fair value
Total assets at fair value	49,333	57,159
Liabilities at fair value
Total liabilities at fair value	(62,201)	(62,706)
Significant unobservable inputs (Level 3) | Guaranteed accumulation benefits
Liabilities at fair value
Policyholders' account balances	(4,557)	(6,724)
Significant unobservable inputs (Level 3) | Guaranteed withdrawal benefits
Liabilities at fair value
Policyholders' account balances	(113)	(111)
Significant unobservable inputs (Level 3) | Equity indexed annuity contracts
Liabilities at fair value
Policyholders' account balances	(57,531)	(55,871)
Significant unobservable inputs (Level 3) | Recurring basis
Assets at fair value
Equity securities		5,100
Significant unobservable inputs (Level 3) | Recurring basis | United States Government, Government Agencies and Authorities
Assets at fair value
Fixed maturities	4,897	6,573
Significant unobservable inputs (Level 3) | Recurring basis | All other corporate securities
Assets at fair value
Fixed maturities	18,351	19,351
Significant unobservable inputs (Level 3) | Recurring basis | Asset-backed securities ("ABS")
Assets at fair value
Fixed maturities	17,933	$ 26,135
Significant unobservable inputs (Level 3) | Recurring basis | Common Stock
Assets at fair value
Equity securities	$ 8,152